ISI     International Strategy & Investment

FILED VIA EDGAR

December 31, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	ISI Strategy Fund, Inc. File Nos. 811-08291; 333-31127 Post-Effective Amendment on Form N-1A

Ladies and Gentlemen:

On behalf of ISI Strategy Fund, Inc. (the “Fund”), attached for filing is Post-Effective Amendment No. 17 (the “Amendment”) to the Fund’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3403 if you have any questions concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary

P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone: 1-800-622-2474    Fax: 513-587-3438    www.isifunds.com